UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CRCM L.P.
Address: One Maritime Plaza, Suite 1107
         San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chun R. Ding
Title: Manager of CRCM LLC
       General Partner of CRCM L.P.
Phone: (415) 578-5700

Signature, Place and Date of Signing      /s/ Chun R. Ding               San Francisco, CA      08/11/2011
                                          ---------------------------    -----------------      ----------
                                          By:   Chun R. Ding, Manager    [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1



Form 13F Information Table Entry Total:   7 Data Records


Form 13F Information Table Value Total:   $86,329 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F         File Number Name

1   28-12617         ChinaRock Capital Management Limited

                                                                CRCM LP
                                                        13F SECURITIES HOLDINGS
                                                        2[nd] Quarter - FY 2011



   Column 1                  Column 2        Column 3   Column 4         Column 5         Column 6     Column 7      Column 8
Name of Issuer            Title of Class      CUSIP       Value     SHS or    SH/  Put/  Investment     Other   Sole  Voting    None
                                                        (x$1000)   PRN Amt    PRN  Call  Discretion    Manager       Authority
                                                                                                                      Shared
ACORN INTERNATIONAL INC     Equity ADR      004854105     9,784   1,716,407   SH         SHARE-DEFINED    1          1,716,407

CHINDEX INTERNATIONAL INC   Equity ADR      169467107       855      62,801   SH         SHARE-DEFINED    1             62,801

FOCUS MEDIA HOLDING         Equity ADR      34415V109    24,880     800,000   SH         SHARE-DEFINED    1            800,000

LINKTONE LTD                Equity ADR      535925101       275     312,311   SH         SHARE-DEFINED    1            312,311

MECOX LANE LTD              Equity ADR      58403M102     9,595   2,890,000   SH         SHARE-DEFINED    1          2,890,000

SINA CORP                   Equity ADR      G81477104    22,902     220,000   SH         SHARE-DEFINED    1            220,000

THE9 LTD                    Equity ADR      88337K104    18,038   3,250,000   SH         SHARE-DEFINED    1          3,250,000